CAPITAL AND FINANCIAL RISK MANAGEMENT - Capital management (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Capital and financial risk management
Long-term debt and credit facilities	$ 2,556.9	$ 1,589.9
Current portion of long-term debt and credit facilities	36.0	40.0
Total debt	2,592.9	1,629.9
Common shareholders' equity	$ 5,823.7	$ 6,580.9
Total debt/ total debt and common shareholders' equity ratio	30.80%	19.90%
Minimum
Capital and financial risk management
Company target	0.00%	0.00%
Maximum
Capital and financial risk management
Company target	30.00%	30.00%